Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Trading Symbol	omag
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 401,467	$ 235,381
Prepaid expenses and other current assets	3,000	19,826
Total Current Assets	404,467	255,207
PROPERTY AND EQUIPMENT:
Office and computer equipment	138,108	132,570
General plant		17,800
Furniture and fixtures		15,951
Leasehold improvements		866
Property, Plant and Equipment, Gross	138,108	167,187
Less accumulated depreciation and amortization	(132,275)	(164,730)
Property, Plant and Equipment, Net	5,833	2,457
Other assets	12,161	12,161
TOTAL ASSETS	422,461	269,825
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	358,874	647,949
Accounts payable	117,826	386,294
Accrued officers' payroll	367,366	529,300
Due officers and directors		16,864
Accrued expenses and other current liabilities	88,007	87,111
Total Liabilities, All Current	932,073	1,667,518
STOCKHOLDERS' DEFICIT:
Preferred stock: $0.001 par value, Authorized: 850,000 shares, Issued and outstanding: - none
Common stock, value	14,369	12,854
Capital in excess of par value	22,952,973	20,621,545
Deficit	(23,501,731)	(22,077,873)
Total Omagine, Inc. stockholders' deficit	(534,389)	(1,443,109)
Noncontrolling interests in Omagine LLC	24,777	45,416
Total Stockholders' Deficit	(509,612)	(1,397,693)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	422,461	269,825
Committed to be issued
STOCKHOLDERS' DEFICIT:
Common stock, value		$ 365

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	850,000	850,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	14,369,041	12,853,701
Common stock, shares outstanding	14,369,041	12,853,701
Committed to be issued
Common stock, shares issued	0	365,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUE:
Net Sales
Total revenue
COSTS AND EXPENSES:
Cost of sales
Officers and directors compensation (including stock-based compensation of $343,781, $18,433, $608,854 and $109,366, respectively)	420,031	104,433	762,854	267,866
Professional fees	3,335	12,765	14,362	55,155
Consulting fees (including stock-based compensation of $178,335, $11,442 and $351,184, $16,133, respectively)	163,350	13,458	360,904	49,400
Commitment fees		300,000		300,000
Travel	53,156	38,504	71,475	53,990
Occupancy	13,269	50,791	58,675	83,208
Other general and administrative	51,423	73,198	153,416	115,845
Total Costs and Expenses	704,564	593,149	1,421,686	925,464
OPERATING LOSS	(704,564)	(593,149)	(1,421,686)	(925,464)
Interest expense	(8,757)	(14,060)	(22,811)	(27,387)
NET LOSS	(713,321)	(607,209)	(1,444,497)	(952,851)
Add net loss attributable to noncontrolling interests in Omagine LLC	7,880		20,639
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	$ (705,441)	$ (607,209)	$ (1,423,858)	$ (952,851)
LOSS PER SHARE - BASIC AND DILUTED (in dollars per share)	$ (0.05)	$ (0.05)	$ (0.1)	$ (0.08)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED (in shares)	14,347,255	12,571,175	13,820,312	12,407,690

CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Stock-based compensation	$ 343,781	$ 18,433	$ 608,854	$ 109,366
Stock-based compensation, consulting fees	$ 178,335	$ 11,442	$ 351,184	$ 16,133

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) (USD $)	Common Stock Issued and Outstanding	Common Stock Committed to be issued	Capital in Excess of Par Value	Deficit	Noncontrolling Interests in Omagine LLC	Total
Balances at Dec. 31, 2011	$ 12,854	$ 365	$ 20,621,545	$ (22,077,873)	$ 45,416	$ (1,397,693)
Balances (in shares) at Dec. 31, 2011	12,853,701	365,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock committed for stock options exercised by officers	150	(150)
Issuance of Common Stock committed for stock options exercised by officers (in shares)	150,000	(150,000)
Issuance of Restricted Common Stock committed for stock grants to foreign consultants	215	(215)
Issuance of Restricted Common Stock committed for stock grants to foreign consultants (in shares)	215,000	(215,000)
Stock Grant to Consultant for services rendered	2		3,248			3,250
Stock Grant to Consultant for services rendered (in shares)	1,994					1,994
Stock Option Expense			880,538			880,538
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA)	68		89,932			90,000
Issuance of Common Stock under New Standby Equity Distribution Agreement (New SEDA) (in shares)	68,480
Stock Grant to a stockholder relations agent for fees	15		14,985			15,000
Stock Grant to a stockholder relations agent for fees (in shares)	15,000
Issuance of Common Stock for Rights Offering		1,014	1,266,526			1,267,540
Issuance of Common Stock for Rights Offering (in shares)		1,014,032
Issuance of Common Stock committed for Rights Offering	1,014	(1,014)
Issuance of Common Stock committed for Rights Offering (in shares)	1,014,032	(1,014,032)
Contribution of Common Stock to 401K Plan	51		76,199			76,250
Contribution of Common Stock to 401K Plan (in shares)	50,834
Adjustments for noncontrolling interests in Omagine LLC					(20,639)	(20,639)
Net loss attributable to Omagine, Inc.				(1,423,858)		(1,423,858)
Balances at Jun. 30, 2012	$ 14,369		$ 22,952,973	$ (23,501,731)	$ 24,777	$ (509,612)
Balances (in shares) at Jun. 30, 2012	14,369,041

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (1,423,858)	$ (952,851)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Net loss attributable to noncontrolling interests in Omagine LLC	(20,639)
Depreciation and amortization	2,162	1,870
Stock based compensation related to stock options	880,538	46,249
Issuance of Common Stock for 401K Plan contributions	76,250	72,500
Issuance of stock grant to consultant	3,250	6,750
Issuance of Common Stock in satisfaction of the New SEDA commitment fees		300,000
Issuance of Stock Grants to Stockholder Relations Agent for fees	15,000
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	16,826	(300)
Accounts payable	(259,468)	19,389
Accrued expenses and other current liabilities	896	10,527
Accrued officers' payroll	65,500	115,001
Convertible Notes Payable and accrued interest	(12,432)	25,321
Net cash flows used by operating activities	(655,975)	(355,544)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(5,538)
Net cash flows used by investing activities	(5,538)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors	5,960	(475)
Proceeds from sale of Common Stock	90,000	270,000
Proceeds from Omagine LLC noncontrolling parties to be satisfied through future issuance of Omagine LLC noncontrolling common stock		58,500
Proceeds from the Rights Offering concluded March 30,2012	731,639
Net cash flows provided by financing activities	827,599	328,025
NET INCREASE IN CASH	166,086	(27,519)
CASH BEGINNING OF PERIOD	235,381	148,217
CASH END OF PERIOD	401,467	120,698
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	1,000	1,289
Interest paid	8,247
NON - CASH FINANCING ACTIVITIES:
Stock subscriptions from rights offering concluded March 30, 2012	1,267,540
Less stock subscriptions satisfied through reduction of debt:
Convertible notes payable and accrued interest	(276,643)
Accounts payable	(9,000)
Accrued officers' payroll	(227,434)
Due officers and directors	(22,824)
Total	(535,901)
Stock subscriptions satisfied through payment to Stock Transfer Agent agency account (collected by the Company on April 5, 2012)	$ 731,639

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
BASIS OF PRESENTATION
NOTE 1 - BASIS OF PRESENTATION

Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, Inc. (“Omagine”) and its wholly owned subsidiary, Journey of Light, Inc. (“JOL”) and its 60% owned subsidiary Omagine LLC (“LLC”). Omagine, JOL and LLC are collectively referred to herein as “the Company”. LLC is a limited liability company which was organized on November 23, 2009 under the laws of the Sultanate of Oman. All inter-company transactions have been eliminated in consolidation.

The consolidated balance sheet for the Company at the end of the preceding fiscal year has been derived from the audited balance sheet and notes thereto contained in the Company’s amended annual report on Form 10-K/A for the Company’s fiscal year ended December 31, 2011 and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all periods presented, have been made. The results of operations for the interim periods presented herein are not necessarily indicative of operating results for the respective full years.

Certain footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted in accordance with the published rules and regulations of the Securities and Exchange Commission (“SEC”). These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's amended annual report on Form 10-K/A for the fiscal year ended December 31, 2011 filed with the SEC on May 17, 2012.

Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country.

The Company reports interest and penalties as income tax expense.

Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”. For stock options granted, we have recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, we have recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock option expense for the six months ended June 30, 2012 and 2011 was $880,538 and $46,249, respectively. See Note 5.

Loss Per Share –Basic loss per share is based upon the weighted-average number of common shares outstanding during the period. Diluted loss per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding during the period. Dilutive securities having an anti-dilutive effect on diluted loss per share are excluded from the calculation.

For the six months ended June 30, 2012 and 2011, diluted shares outstanding excluded the following dilutive securities as the effect of their inclusion would be anti-dilutive.

	Shares Issuable
	Six Months Ended June 30,
	2012	2011
Convertible Notes	148,780	277,389
Stock Options	1,293,500	442,000
Warrants	6,363,674	0
Total Shares of Common Stock Issuable	7,805,954	719,389

Non-controlling Interests in Omagine LLC - As of the date of this report LLC is owned 60% by Omagine. In May 2011, Omagine, JOL and three new investors entered into a shareholders’ agreement (the “Shareholder Agreement”) pursuant to which Omagine’s 100% ownership of LLC was reduced to 60%. The following persons and ownership percentages are registered as Omagine LLC’s shareholders with the Government of Oman:

Omagine, Inc.	60%
Office of Royal Court Affairs	25%
Consolidated Contracting Company S.A.	10%
Consolidated Contractors (Oman) Company LLC	5%

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman.

Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. CCIC has approximately five and one-half (5.5)billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the Middle East.

Consolidated Contracting Company S.A. is a wholly owned subsidiary of CCIC and is its investment arm.

Consolidated Contractors (Oman) Company LLC, is a construction company with approximately 13,000 employees in Oman.

Reclassifications – Certain 2011 account balances have been reclassified to conform to the current year’s presentation.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” (“ASU 2011-04”). ASU 2011-04 expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not materially affect its consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,”(“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This new guidance is to be applied retrospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not change the presentation of its consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08,“Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment”(“ASU 2011-08”). This ASU is intended to simplify how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not expect this ASU will have an impact on our Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities”(“ASU 2011-11”). The update requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods therein. The Company is currently evaluating the impact this update will have on our consolidated financial statements.

In December 2011, FASB issued ASU No. 2011−12, “Comprehensive Income - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”(“ASU 2011−12”).Among the new provisions in ASU 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); however this reclassification requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.

Certain other accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.

GOING CONCERN AND LIQUIDITY	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
GOING CONCERN AND LIQUIDITY
NOTE 2 - GOING CONCERN AND LIQUIDITY

At June 30, 2012, the Company had negative working capital of $527,606. The Company incurred net losses of $1,423,858 and $1,804,451 for the six months ended June 30, 2012 and for the year ended December 31, 2011, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations.

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST
NOTE 3 - CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	June 30,	Dec. 31,
	2012	2011
Due to the president of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	$-	$192,054
Accrued Interest	-	51,649

Due to the secretary of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	39,961	39,961
Accrued Interest	12,341	10,747

Due to a director of the Company, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	150,000	150,000
Accrued Interest	26,164	18,685

Due to investors, interest at 15% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	50,000	50,000
Accrued Interest	24,915	21,175

Due to investors, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	50,000	100,000
Accrued Interest	5,493	13,678
	$358,874	$647,949

COMMON STOCK	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
COMMON STOCK
NOTE 4 – COMMON STOCK

In January 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $72,500 valuation is based on the $1.40 closing trading price of the free trading Common Stock on the date of contribution.

From January 2011 to June 2011 the Company issued and sold a total of 193,442 shares of Common Stock for proceeds of $165,000 under the SEDA with YA. (See Note 7 under “Equity Financing Agreements”).

From January to September of2011, the Company issued and sold to accredited investors a total of 130,438 shares of Common Stock for proceeds of $265,000.

On March 4, 2011, the Company issued 15,000 shares of Common Stock to a consultant for services rendered valued at $6,750.

In May and June 2011, the Company issued a total of 244,216 shares of Common Stock to YA Ltd. in satisfaction of $300,000 of commitment fees due in connection with the New SEDA (See Note 7 under “Equity Financing Agreements”).

From August to December 2011, the Company issued and sold a total of 111,175 shares of Common Stock for proceeds of $230,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

On August 29, 2011, as discussed in Note 7 under “Employment Agreements”, the Company issued an aggregate of 150,000 shares of Common Stock to its president and to its secretary pursuant to the exercise by them at $1.25 per share of an aggregate of 150,000 stock options granted to them in 2001. The $187,500 aggregate exercise amount was satisfied by a $187,500 reduction in accrued payroll due to these two officers.

On December 8, 2011, the Company issued a total of 215,000 restricted shares of Common Stock to six consultants for services rendered valued at a total of $299,710. The $299,710 valuation is based on the $1.70 closing trading price of the free trading Common Stock on the December 8, 2011 date of grant less an 18% restricted stock discount (which was calculated using the Finnerty Method).

In January 2012, the Company issued and sold a total of 25,063 shares of Common Stock for proceeds of $40,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In January 2012, the Company issued 1,994 shares of Common Stock to a consultant for services rendered valued at $3,250.

In January 2012, the Company issued 15,000 shares of Common Stock to an investor relations consultant for services rendered valued at $15,000.

In February 2012, the Company issued and sold a total of 17,705 shares of Common Stock for proceeds of $25,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In March 2012, the Company issued and sold a total of 25,712 shares of Common Stock for proceeds of $25,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In March 2012, pursuant to a rights offering, the Company issued and sold 1,014,032 shares of Common Stock to its shareholders for proceeds of $1,267,540. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors).

In May 2012, the Company issued and contributed a total of 50,834 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.50 closing trading price of the free trading Common Stock on the date of contribution.

STOCK OPTIONS AND WARRANTS	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTIONS AND WARRANTS
NOTE 5 – STOCK OPTIONS AND WARRANTS

Stock Options

On December 30, 2009, shareholders authorized the Board of Directors to reserve 2,500,000 shares of its authorized but unissued Common Stock (the “Reserved Shares”) for issuance under the Omagine, Inc. 2003 Stock Option Plan (the “Plan”). On October 14, 2011, the Company registered the Reserved Shares for resale by filing a registration statement with the SEC on Form S-8. The Plan expires August 31, 2013.

The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company’s Common Stock.

The following is a summary of stock option activity under the Plan for the six months ended June 30, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000	$1.96	4.58	$207,060
Granted in Q1 2011	-	-	-	-
Exercised in Q1 2011	-	-	-	-
Forfeited / Expired in Q1 2011	-	-	-	-
Outstanding at March 31, 2011	528,000	$1.96	4.33	$1,360
Exercisable at March 31, 2011	404,000	$1.88	3.42	$1,360
Granted in Q2 2011	6,000	$0.85	4.92	-
Exercised in Q2 2011	-	-	-	-
Forfeited / Expired in Q2 2011	-	-	-	-
Outstanding June 30, 2011	534,000	$1.95	4.08	$277,360
Exercisable June 30, 2011	442,000	$1.82	3.67	$277,360

Outstanding at January 1, 2012	344,000	$2.01	5.67	$90,360
Granted in Q1 2012	1,994,000	$1.70	0.75	-
Exercised in Q1 2012	-	-	-	-
Forfeited / Expired in Q1 2012	(50,000)	$1.70	-	-
Outstanding at March 31, 2012	2,288,000	$1.75	1.50	$85,860
Exercisable at March 31, 2012	1,256,000	$1.74	1.75	$85,860
Granted in Q2 2012	23,000	$1.70	0.92	-
Exercised in Q2 2012	-	-	-	-
Forfeited / Expired in Q2 2012	-	-	-	-
Outstanding at June 30, 2012	2,311,000	$1.75	1.25	$63,160
Exercisable at June 30, 2012	1,293,500	$1.74	1.50	$63,160

On January 2, 2012, pursuant to a resolution of the Board of Directors dated December 8, 2011, the Company granted a total of 1,994,000 stock options (the “One Year Options”) to 13 individuals. Such grants of One Year Options included the grant of: (i) an aggregate of 1,049,000 One Year Options to the Company’s three Officers; (ii) an aggregate of 150,000 One Year Options to the Company’s then three independent Directors; (iii) a grant of 750,000 One Year Options to the Deputy Managing Director of Omagine LLC who is also a consultant to Omagine and who also holds 160,000 stock options presently exercisable at $1.25 per share and expiring March 31, 2017 which were granted pursuant to a March 2007 consulting agreement expiring on December 31, 2012; (iv) a grant of 10,000 One Year Options to a consultant to whom the Company pays $2,000 per month in consulting fees totaling $24,000 and $20,000 during the years ended December 31,2011 and 2010, respectively (and $12,000 for the six months ended June 30,2012) ; and (v) a grant of 5,000 One Year Options to the son of the Company’s President for website design services rendered (who was also paid $1,000 for the six months ended June 30, 2012).

On January 31, 2012, 50,000 One Year Options previously issued to an independent Director were cancelled in accordance with their terms upon such Director’s resignation. On April 9, 2012 an independent Director died and, pursuant to the Plan, all 50,000 One Year Options previously granted to him immediately vested and the expiration date of his One Year Options and all other options then held by him was fixed at April 8, 2013. On April 13, 2012, pursuant to a resolution of the Board of Directors, the Company granted a total of 21,000 additional One Year Options to 2 individuals (11,000 of which were granted to an individual who is an officer and director) for services rendered. Other than the One Year Options of the former independent director that died in April 2012, all other One Year Options vest 50% on the date of issuance, 50% on July 1, 2012 and expire on December 31, 2012. All One Year Options provide for a cashless exercise feature and are exercisable at an exercise price of $1.70 per share.

The approximately $1,701,000 estimated fair value of the 1,994,000 One Year Options granted in January 2012 (using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 1 year and 6 month terms [365 days and 184 days], (iii) 161% expected volatility, (iv) 0.10% [1 year term] and 0.04% [6 month term] risk free interest rates) is being expensed evenly over the one year 2012 requisite service period of the One Year Options. The approximately $27,302 estimated fair value of the 21,000 One Year Options granted in April 2012 (using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 9 month and 6 month terms, (iii) 161% expected volatility, (iv) 0.10% [ 9 month term] and 0.04% [6 month term] risk free interest rates) is being expensed evenly over the requisite 2012 service period of the One Year Options.

A summary of the status of the Company’s nonvested shares as of June 30, 2011 and 2012, and changes during the periods then ended is as presented below:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in Q1 2011	-	-	-
Vested in Q1 2011	-	-	-
Nonvested shares at March 31, 2011	124,000	$2.25	7.08
Granted in Q2 2011	6,000	$0.85	4.92
Vested in Q2 2011	(38,000)	$1.19	5.67
Nonvested shares at June 30, 2011	92,000	$2.60	7.25

Nonvested shares at January 1, 2012	60,000	$2.60	6.75
Granted in Q1 2012	1,994,000	$1.70	1.00
Forfeited / Expired in Q1 in 2012	(50,000)	$1.70	0.92
Vested in Q1 2012	(972,000)	$1.70	1.00
Nonvested shares at March 31, 2012	1,032,000	$1.75	1.08
Granted in Q2 2012	23,000	$1.70	0.92
Vested in Q2 2012	(37,500)	$1.70	0.75
Nonvested shares at June 30, 2012	1,017,500	$1.75	0.83

Stock options outstanding at June 30, 2012 (all non-qualified) consist of:

Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date

2007		160,000	160,000	$1.25	March 31, 2017
2007		12,000	12,000	$4.50	October 29, 2012
2008		6,000	6,000	$4.00	December 31, 2012
2008	(A)	150,000	90,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		4,000	4,000	$0.51	June 30, 2015
2011		6,000	6,000	$0.85	May 16, 2016
2012	(B)	1,965,000	1,007,500	$1.70	December 31, 2012
2012		2,000	2,000	$1.70	April 12, 2017

Totals		2,311,000	1,293,500

(A)	The 60,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 each on September 24, 2012 and 2013.
(B)	The 957,500 unvested One Year Options at June 30, 2012 granted in 2012vested on July 1, 2012.

The following table summarizes information about stock options outstanding at June 30, 2012:

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	10,000	$0.71	3.58	10,000	$0.71
$1.01 - $2.00	2,127,000	1.67	0.83	1,169,500	1.64
$2.00 - $3.00	156,000	2.60	6.17	96,000	2.60
$4.00 - $5.00	18,000	4.33	0.42	18,000	4.33
Totals	2,311,000	$1.75	1.25	1,293,500	$1.74

As of June 30, 2012, there was $933,604 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $880,538 in 2012and $53,066 in 2013.

Warrants

The Company conducted a rights offering between February 24, 2012 and March 30, 2012 for the sole benefit of its shareholders. The rights offering entitled shareholders to subscribe for up to 3,181,837 shares of the Company’s common stock at a subscription price of $1.25 per share. A total of 1,014,032 shares were subscribed for in the rights offering. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors).

Simultaneously with the rights offering the Company also distributed a total of 6,363,674 common stock purchase warrants (“Warrants “) to common stockholders of record on February 24, 2012. 3,181,837 Warrants are exercisable into common stock at an exercise price of $5.00 per share and 3,181,837 Warrants are exercisable into common stock at an exercise price of $10.00 per share. The Company did not distribute Warrants to certain of its shareholders who were residents of California (the “California Shareholders”)because the registration and/or qualification in California of the Warrants and the common stock underlying the Warrants has not yet been approved by the California Department of Corporations (the “California Approval”). Subject to the receipt of the California Approval, the Company intends to distribute an additional 58,450 Warrants (29,225 $5 Warrants and 29,225 $10 Warrants) to the California Shareholders. The Warrants expire on December 31, 2013 unless, upon a 30 day prior notice to the Warrant holders, they are redeemed earlier by the Company. The Warrants do not contain any anti-dilution provisions and may be exercised only for whole shares of Common Stock. The Warrant Exercise Prices and the number of shares of Common Stock that the Company must issue upon exercise of Warrants shall not be subject to adjustment for any reason, including but not limited to, any combinations or subdivisions of Common Stock or any dividend, reclassification, reorganization, merger or spin off.

INCOME TAXES	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 6 - INCOME TAXES

Deferred tax assets are comprised of the following:

	June 30,	December 31,
	2012	2011

Federal net operating loss carry forwards	$4,601,000	$4,455,000
State and city net operating loss carry forwards net of federal tax benefit	1,315,000	1,272,000
	5,916,000	5,727,000
Less: Valuation allowance	5,916,000	5,727,000
Total	$-	$-

Management has determined, based on the Company's current condition that a full valuation allowance is appropriate at June 30, 2012 and December 31, 2011.

At June 30, 2012, the Company had federal net operating loss carry forwards of approximately $13,146,000, expiring in various amounts from fiscal year 2012 to fiscal year 2032.

Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

COMMITMENTS	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 7 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a ten-year lease entered into in February 2003. The Company also leases office space in Muscat, Oman under a lease expiring December 31, 2012. Rent expense for the six months ended June 30, 2012 and 2011 was $58,675 and $83,208 respectively.

At June 30, 2012, the future minimum lease payments under non-cancelable operating leases are as follows:

2012	$46,340
2013	9,466
Total	$55,806

Employment Agreements

Pursuant to an employment agreement dated September 1, 2001, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 through December 31, 2010 plus an additional amount based on a combination of net sales and earnings before taxes. Such employment agreement expired on December 31, 2010 and, provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the six months ended June 30, 2012, the Company has continued to accrue salary payable to its President on the basis of an annual salary of $125,000. At June 30, 2012, unpaid accrued officer’s compensation due to this Company officer was $210,654.

Omagine had been obligated to employ its Vice-President and Secretary under an employment agreement which was cancelled by mutual agreement. Provided Omagine LLC signs the Development Agreement with the Government of Oman for the Omagine Project, the Company plans to enter into a new employment agreement with this individual although the terms of such employment agreement have not yet been determined. For the six months ended June 30, 2012, the Company accrued officer’s compensation due to its Vice President and Secretary on the basis of an annual salary of $100,000. At June 30, 2012, unpaid accrued officer’s compensation due to this Company officer was $74,162.

Omagine is not obligated under an employment agreement with its Controller and Principal Accounting Officer. For the six months ended June 30, 2012, the Company accrued officer’s compensation due to its Controller on the basis of an annual salary of $80,000. At June 30, 2012, unpaid accrued officer’s compensation due to this Company officer was $82,550.

Equity Financing Agreements

On December 22, 2008, Omagine entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA Global Investments, L.P. (“YA”). The SEDA expired on April 30, 2011. Pursuant to the terms of the SEDA, Omagine could, at its sole option and upon giving written notice to YA (a “Purchase Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive trading days following such Purchase Notice (the “Pricing Period”). During the term of the SEDA, Omagine was not obligated to sell any Shares to YA but could, in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equaled up to $5,000,000 in the aggregate. YA was obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the Shares (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA had to be separated by a time period equal to the Pricing Period, and (iv) the amount of any such individual periodic sale of Shares could not exceed $200,000. All sales of Shares pursuant to the SEDA were made at the sole discretion of Omagine. The Registration Statement filed by Omagine with the SEC was declared effective by the SEC as of May 1, 2009 and its effective status expired on April 30, 2010. Omagine filed a new registration statement with the SEC to continue to make sales available to it pursuant to the SEDA and the SEC declared such new registration statement to be effective as of June 7, 2010. The SEDA expired on April 30, 2011.

On May 4, 2011, Omagine entered into a new two year SEDA (the “New SEDA”) with YA Global Master SPV Ltd. (“YA Ltd”) on substantially the same terms and conditions as the SEDA executed between YA and Omagine in December 2008. Omagine issued 176,471 restricted shares of Common Stock to YA Ltd in satisfaction of a $150,000 commitment fee due to YA Ltd pursuant to the New SEDA. In June 2011, Omagine and YA Ltd amended the New SEDA to increase the commitment amount under the New SEDA from $5 million to $10 million and Omagine issued an additional 67,745 restricted shares of its Common Stock to YA Ltd in satisfaction of the additional $150,000 commitment fee due pursuant to such amendment.

Omagine Project

Omagine LLC’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the signing of a Development Agreement between Omagine LLC and the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

In May 2011, Omagine, Inc., JOL and three new investors (the “New Investors”) entered into an agreement relating to Omagine LLC (the “Shareholder Agreement”). Pursuant to the Shareholder Agreement, Omagine, Inc. made an Omani Rial (“OMR”) 7,500 (approximately $19,500) capital contribution to Omagine LLC on June 9, 2011 and agreed to make an additional capital contribution to Omagine LLC of OMR 210,000 (approximately $546,000) after the execution of the Development Agreement between the Government of Oman and Omagine LLC and before the “Financing Agreement Date” (as that term is defined in the Shareholder Agreement).In exchange for a 40% share ownership of Omagine LLC, the New Investors made cash capital contributions to Omagine LLC totaling OMR 60,000 (approximately $156,000) and agreed to make additional cash capital contributions to Omagine LLC totaling OMR 26,628,125 (approximately $69,233,125) at the Financing Agreement Date. In addition one of the New Investors agreed to make a non-cash capital contribution to Omagine LLC. The amount of such “payment-in-kind” non-cash capital contribution is yet to be determined and will represent the value of the land constituting the Omagine Site which such investor previously owned and has made available to Omagine LLC for development of the Omagine Project.

RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 8 – RELATED PARTY TRANSACTIONS At June 30, 2012 and 2011, accounts payable includes $0 and $15,700, respectively, due to various officers and directors of the Company.

BASIS OF PRESENTATION (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, Inc. (“Omagine”) and its wholly owned subsidiary, Journey of Light, Inc. (“JOL”) and its 60% owned subsidiary Omagine LLC (“LLC”). Omagine, JOL and LLC are collectively referred to herein as “the Company”. LLC is a limited liability company which was organized on November 23, 2009 under the laws of the Sultanate of Oman. All inter-company transactions have been eliminated in consolidation.

The consolidated balance sheet for the Company at the end of the preceding fiscal year has been derived from the audited balance sheet and notes thereto contained in the Company’s amended annual report on Form 10-K/A for the Company’s fiscal year ended December 31, 2011 and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all periods presented, have been made. The results of operations for the interim periods presented herein are not necessarily indicative of operating results for the respective full years.

Certain footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted in accordance with the published rules and regulations of the Securities and Exchange Commission (“SEC”). These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's amended annual report on Form 10-K/A for the fiscal year ended December 31, 2011 filed with the SEC on May 17, 2012.

Income Taxes
Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country.

The Company reports interest and penalties as income tax expense.

Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Stock-based Compensation
Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”. For stock options granted, we have recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, we have recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock option expense for the six months ended June 30, 2012 and 2011 was $880,538 and $46,249, respectively. See Note 5.

Loss Per Share
Loss Per Share –Basic loss per share is based upon the weighted-average number of common shares outstanding during the period. Diluted loss per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding during the period. Dilutive securities having an anti-dilutive effect on diluted loss per share are excluded from the calculation.

For the six months ended June 30, 2012 and 2011, diluted shares outstanding excluded the following dilutive securities as the effect of their inclusion would be anti-dilutive.

	Shares Issuable
	Six Months Ended June 30,
	2012	2011
Convertible Notes	148,780	277,389
Stock Options	1,293,500	442,000
Warrants	6,363,674	0
Total Shares of Common Stock Issuable	7,805,954	719,389

Non-controlling Interests in Omagine LLC
Non-controlling Interests in Omagine LLC - As of the date of this report LLC is owned 60% by Omagine. In May 2011, Omagine, JOL and three new investors entered into a shareholders’ agreement (the “Shareholder Agreement”) pursuant to which Omagine’s 100% ownership of LLC was reduced to 60%. The following persons and ownership percentages are registered as Omagine LLC’s shareholders with the Government of Oman:

Omagine, Inc.	60%
Office of Royal Court Affairs	25%
Consolidated Contracting Company S.A.	10%
Consolidated Contractors (Oman) Company LLC	5%

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman.

Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. CCIC has approximately five and one-half (5.5)billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the Middle East.

Consolidated Contracting Company S.A. is a wholly owned subsidiary of CCIC and is its investment arm.

Consolidated Contractors (Oman) Company LLC, is a construction company with approximately 13,000 employees in Oman.

Reclassifications	Reclassifications – Certain 2011 account balances have been reclassified to conform to the current year’s presentation.
Recent Accounting Pronouncements
Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” (“ASU 2011-04”). ASU 2011-04 expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not materially affect its consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,”(“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This new guidance is to be applied retrospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not change the presentation of its consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08,“Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment”(“ASU 2011-08”). This ASU is intended to simplify how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not expect this ASU will have an impact on our Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities”(“ASU 2011-11”). The update requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods therein. The Company is currently evaluating the impact this update will have on our consolidated financial statements.

In December 2011, FASB issued ASU No. 2011−12, “Comprehensive Income - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”(“ASU 2011−12”).Among the new provisions in ASU 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); however this reclassification requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.

Certain other accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.

BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of dilutive securities
	Shares Issuable
	Six Months Ended June 30,
	2012	2011
Convertible Notes	148,780	277,389
Stock Options	1,293,500	442,000
Warrants	6,363,674	0
Total Shares of Common Stock Issuable	7,805,954	719,389

Schedule of persons and ownership percentages which are registered as Omagine LLC's shareholders with the Government of Oman
Omagine, Inc.	60%
Office of Royal Court Affairs	25%
Consolidated Contracting Company S.A.	10%
Consolidated Contractors (Oman) Company LLC	5%

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of convertible notes payable and accrued interest

	June 30,	Dec. 31,
	2012	2011
Due to the president of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	$-	$192,054
Accrued Interest	-	51,649

Due to the secretary of the Company, interest at 8% per annum, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	39,961	39,961
Accrued Interest	12,341	10,747

Due to a director of the Company, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	150,000	150,000
Accrued Interest	26,164	18,685

Due to investors, interest at 15% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	50,000	50,000
Accrued Interest	24,915	21,175

Due to investors, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	50,000	100,000
Accrued Interest	5,493	13,678
	$358,874	$647,949

STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of stock option activity under the Plan

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000	$1.96	4.58	$207,060
Granted in Q1 2011	-	-	-	-
Exercised in Q1 2011	-	-	-	-
Forfeited / Expired in Q1 2011	-	-	-	-
Outstanding at March 31, 2011	528,000	$1.96	4.33	$1,360
Exercisable at March 31, 2011	404,000	$1.88	3.42	$1,360
Granted in Q2 2011	6,000	$0.85	4.92	-
Exercised in Q2 2011	-	-	-	-
Forfeited / Expired in Q2 2011	-	-	-	-
Outstanding June 30, 2011	534,000	$1.95	4.08	$277,360
Exercisable June 30, 2011	442,000	$1.82	3.67	$277,360

Outstanding at January 1, 2012	344,000	$2.01	5.67	$90,360
Granted in Q1 2012	1,994,000	$1.70	0.75	-
Exercised in Q1 2012	-	-	-	-
Forfeited / Expired in Q1 2012	(50,000)	$1.70	-	-
Outstanding at March 31, 2012	2,288,000	$1.75	1.50	$85,860
Exercisable at March 31, 2012	1,256,000	$1.74	1.75	$85,860
Granted in Q2 2012	23,000	$1.70	0.92	-
Exercised in Q2 2012	-	-	-	-
Forfeited / Expired in Q2 2012	-	-	-	-
Outstanding at June 30, 2012	2,311,000	$1.75	1.25	$63,160
Exercisable at June 30, 2012	1,293,500	$1.74	1.50	$63,160

Schedule of nonvested shares

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in Q1 2011	-	-	-
Vested in Q1 2011	-	-	-
Nonvested shares at March 31, 2011	124,000	$2.25	7.08
Granted in Q2 2011	6,000	$0.85	4.92
Vested in Q2 2011	(38,000)	$1.19	5.67
Nonvested shares at June 30, 2011	92,000	$2.60	7.25

Nonvested shares at January 1, 2012	60,000	$2.60	6.75
Granted in Q1 2012	1,994,000	$1.70	1.00
Forfeited / Expired in Q1 in 2012	(50,000)	$1.70	0.92
Vested in Q1 2012	(972,000)	$1.70	1.00
Nonvested shares at March 31, 2012	1,032,000	$1.75	1.08
Granted in Q2 2012	23,000	$1.70	0.92
Vested in Q2 2012	(37,500)	$1.70	0.75
Nonvested shares at June 30, 2012	1,017,500	$1.75	0.83

Schedule of non-qualified stock options outstanding

Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date

2007		160,000	160,000	$1.25	March 31, 2017
2007		12,000	12,000	$4.50	October 29, 2012
2008		6,000	6,000	$4.00	December 31, 2012
2008	(A)	150,000	90,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		4,000	4,000	$0.51	June 30, 2015
2011		6,000	6,000	$0.85	May 16, 2016
2012	(B)	1,965,000	1,007,500	$1.70	December 31, 2012
2012		2,000	2,000	$1.70	April 12, 2017

Totals		2,311,000	1,293,500

(A)	The 60,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 each on September 24, 2012 and 2013.
(B)	The 957,500 unvested One Year Options at June 30, 2012 granted in 2012vested on July 1, 2012.

Schedule of stock options outstanding

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	10,000	$0.71	3.58	10,000	$0.71
$1.01 - $2.00	2,127,000	1.67	0.83	1,169,500	1.64
$2.00 - $3.00	156,000	2.60	6.17	96,000	2.60
$4.00 - $5.00	18,000	4.33	0.42	18,000	4.33
Totals	2,311,000	$1.75	1.25	1,293,500	$1.74

INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	June 30,	December 31,
	2012	2011

Federal net operating loss carry forwards	$4,601,000	$4,455,000
State and city net operating loss carry forwards net of federal tax benefit	1,315,000	1,272,000
	5,916,000	5,727,000
Less: Valuation allowance	5,916,000	5,727,000
Total	$-	$-

COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
2012	$46,340
2013	9,466
Total	$55,806

BASIS OF PRESENTATION - Summary of Antidilutive securities (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	7,805,954	719,389
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	148,780	277,389
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	1,293,500	442,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Shares of Common Stock Issuable	6,363,674	0

BASIS OF PRESENTATION - Summary of persons and ownership percentages (Details 1)	May 31, 2011	Jun. 30, 2012 Omagine, Inc.	Jun. 30, 2012 Office of Royal Court Affairs	Jun. 30, 2012 Consolidated Contracting Company S.A.	Jun. 30, 2012 Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	60.00%	60.00%
Ownership Percentage by Noncontrolling Owners			25.00%	10.00%	5.00%

BASIS OF PRESENTATION (Details Textuals) (USD $)	1 Months Ended	6 Months Ended
	May 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Accounting Policies [Abstract]
Stock based compensation related to stock options		$ 880,538	$ 46,249
Percentage of Ownership before Transaction	100.00%
Ownership percentage owned by Omagine Inc.	60.00%

BASIS OF PRESENTATION (Details Textuals 1) (USD $) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Noncontrolling Interest [Line Items]
Revenue
Consolidated Contractors International Company, SAL
Noncontrolling Interest [Line Items]
Revenue			$ 5.5
Entity Number Of Employees	120,000		120,000
Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Entity Number Of Employees	13,000		13,000

GOING CONCERN AND LIQUIDITY (Details Textuals) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Accounting Policies [Abstract]
Working capital	$ (527,606)		$ (527,606)
Net loss attributable to Omagine, Inc.	$ (705,441)	$ (607,209)	$ (1,423,858)	$ (952,851)	$ (1,804,451)

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST - Summary of convertible notes payable and accrued interest (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Convertible notes payable and accrued interest	$ 358,874	$ 647,949
Convertible notes payable 8% accrued interest rate due on demand at dollar two per share conversion price due to president
Debt Instrument [Line Items]
Principal		192,054
Accrued Interest		51,649
Convertible notes payable 8 % accrued interest rate due on demand at dollar two per share conversion price due to secretary
Debt Instrument [Line Items]
Principal	39,961	39,961
Accrued Interest	12,341	10,747
Convertible notes payable 10% accrued interest rate due on demand at dollar two point five zero per share conversion price due to director
Debt Instrument [Line Items]
Principal	150,000	150,000
Accrued Interest	26,164	18,685
Convertible notes payable 15% accrued interest rate due on demand at dollar two point five zero per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	50,000
Accrued Interest	24,915	21,175
Convertible notes payable 10% accrued interest rate due on demand at dollar two point five zero per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	100,000
Accrued Interest	$ 5,493	$ 13,678

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST (Details Textuals) (USD $)	Jun. 30, 2012
Convertible notes payable 8% accrued interest rate due on demand at dollar two per share conversion price due to president
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	8.00%
Conversion price	$ 2
Convertible notes payable 8 % accrued interest rate due on demand at dollar two per share conversion price due to secretary
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	8.00%
Conversion price	$ 2
Convertible notes payable 10% accrued interest rate due on demand at dollar two point five zero per share conversion price due to director
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%
Conversion price	$ 2.5
Convertible notes payable 15% accrued interest rate due on demand at dollar two point five zero per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	15.00%
Conversion price	$ 2.5
Convertible notes payable 10% accrued interest rate due on demand at dollar two point five zero per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%
Conversion price	$ 2.5

COMMON STOCK (Details Textuals) (USD $)	6 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jan. 31, 2011 Officers and Directors Plan 401 K	Aug. 29, 2011 President and Chief Executive Officer Employment Agreements
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued and contributed pursuant			51,784
Shares issued and contributed pursuant, Amount	$ 76,250	$ 72,500	$ 72,500
Shares issued and contributed pursuant, Closing price per share			$ 1.4
Number of shares issued				150,000
Number of shares issued, Exercise price				$ 1.25
Number of shares granted				150,000
Aggregate exercise amount				187,500
Reduction in accrued payroll				$ 187,500

COMMON STOCK (Details Textuals 1) (USD $)	6 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended				2 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2012	Mar. 04, 2011 Consultant	Jan. 31, 2012 Consultant	Sep. 30, 2011 New Investors	Jan. 31, 2012 Investor Relations Consultant	Mar. 31, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement	Dec. 31, 2011 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued				130,438	15,000	25,712	17,705	25,063	244,216	111,175	193,442
Proceeds from issuance of common stock	$ 90,000			$ 265,000	$ 15,000	$ 25,000	$ 25,000	$ 40,000		$ 230,000	$ 165,000
Number of shares issued for services	1,994	15,000	1,994
Proceeds from issuance of common stock	3,250	6,750	3,250
Equity Purchase Agreement Commitment Fees									$ 300,000

COMMON STOCK (Details Textuals 2) (USD $)	6 Months Ended			1 Months Ended			0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Officers and Directors	May 31, 2012 Officers and Directors Rights	Mar. 31, 2012 Officers and Directors Rights	Mar. 30, 2012 Officers and Directors Rights	Dec. 08, 2011 Foreign Consultants Restricted Stock consultants
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common stock issued							215,000
Stock Grant to Consultant for services rendered	$ 3,250						$ 299,710
Closing trading price				$ 1.5			$ 1.7
Restricted stock discount							18.00%
Method of discount calculation							Finnerty Method
Number of foreign consultants							6
Number of shares issued					1,014,032
Proceeds from issuance of common stock	90,000				1,267,540
Proceeds from the Rights Offering concluded March 30,2012	731,639				1,267,540	1,267,540
Number of shares issued for cash					585,311	585,311
Value of shares issued for cash					731,639	731,639
Number of shares issued for repayment of debt					428,721	428,721
Value of shares issued for repayment of debt					535,901
Due to officers or stockholders			506,750		506,750
Number of shares issued and contributed pursuant				50,834
Shares issued and contributed pursuant, Amount	$ 76,250	$ 72,500		$ 76,250

STOCK OPTIONS AND WARRANTS - Summary of stock option activity under plan (Details) (Stock Options, USD $)	1 Months Ended		6 Months Ended	3 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Jun. 30, 2012	Jun. 30, 2012 2003 Stock Option Plan	Mar. 31, 2012 2003 Stock Option Plan	Jun. 30, 2011 2003 Stock Option Plan	Mar. 31, 2011 2003 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding				2,288,000	344,000	528,000	528,000
Number of Shares, Granted	21,000	1,994,000		23,000	1,994,000	6,000
Number of Shares, Exercised
Number of Shares, Forfeited / Expired					(50,000)
Number of Shares, Outstanding			2,311,000	2,311,000	2,288,000	534,000	528,000
Number of Shares, Exercisable			1,293,500	1,293,500	1,256,000	442,000	404,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding				$ 1.75	$ 2.01	$ 1.96	$ 1.96
Weighted Average Exercise Price, Granted				$ 1.7	$ 1.7	$ 0.85
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited / Expired					$ 1.7
Weighted Average Exercise Price, Outstanding			$ 1.75	$ 1.75	$ 1.75	$ 1.95	$ 1.96
Weighted Average Exercise Price, Exercisable			$ 1.74	$ 1.74	$ 1.74	$ 1.82	$ 1.88
Weighted Average Remaining Contractual Term, Outstanding (in years)			1 year 3 months	1 year 6 months	5 years 8 months	4 years 3 months 29 days	4 years 6 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)				11 months 1 day	9 months	4 years 11 months
Weighted Average Remaining Contractual Term, Outstanding (in years)				13 months	1 year 6 months	4 years 29 days	43 months 29 days
Weighted Average Remaining Contractual Term, Exercisable (in years)				1 year 6 months	1 year 9 months	3 years 8 months	3 years 5 months
Aggregate Intrinsic Value, Outstanding				$ 85,860	$ 90,360	$ 1,360	$ 207,060
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited / Expired
Aggregate Intrinsic Value, Outstanding				63,160	85,860	277,360	1,360
Aggregate Intrinsic Value, Exercisable				$ 63,160	$ 85,860	$ 277,360	$ 1,360

STOCK OPTIONS AND WARRANTS - Summary of status of company's nonvested shares and changes (Details 1)	0 Months Ended	12 Months Ended	3 Months Ended
	Apr. 09, 2012	Dec. 31, 2012	Jun. 30, 2012 Nonvested shares Price	Mar. 31, 2012 Nonvested shares Price	Jun. 30, 2011 Nonvested shares Price	Mar. 31, 2011 Nonvested shares Price
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Nonvested shares			1,032,000	60,000	124,000	124,000
Number of Shares, Granted	972,000	957,500	23,000	1,994,000	6,000
Number of Shares, Forfeited / Expired				(50,000)
Number of Shares, Vested	25,000		(37,500)	(972,000)	(38,000)
Number of Shares, Nonvested shares			1,017,500	1,032,000	92,000	124,000
Weighted Average Exercise Price, Nonvested shares			1.75	1.75	2.6	2.25
Weighted Average Exercise Price, Granted			1.7	1.7	0.85
Weighted Average Exercise Price, Forfeited / Expired				1.7
Weighted Average Exercise Price, Vested			1.7	1.7	1.19
Weighted Average Exercise Price, Nonvested shares			1.75	1.75	2.6	2.6
Weighted Average Remaining Contractual Term, Nonvested shares (in years)			1 year 29 days	6 years 9 months	7 years 29 days	7 years 3 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)			11 months 1 day	1 year	4 years 11 months 1 day
Weighted Average Remaining Contractual Term, Forfeited / Expired (in years)				11 months 1 day
Weighted Average Remaining Contractual Term, Vested (in years)			9 months	1 year	5 years 8 months
Weighted Average Remaining Contractual Term, Nonvested shares (in years)			9 months 29 days	1 year 29 days	7 years 3 months	7 years 29 days

STOCK OPTIONS AND WARRANTS - Summary of stock options outstanding (Details 2) (Stock Options, USD $)	6 Months Ended
	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,311,000
Number Exercisable	1,293,500
Exercise Price	$ 1.75
Year Granted 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	160,000
Number Exercisable	160,000
Exercise Price	$ 1.25
Expiration Date	Mar 31, 2017
Year Granted 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	12,000
Number Exercisable	12,000
Exercise Price	$ 4.5
Expiration Date	Oct 29, 2012
Year Granted 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	6,000
Number Exercisable	6,000
Exercise Price	$ 4
Expiration Date	Dec 31, 2012
Year Granted 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	150,000	[1]
Number Exercisable	90,000	[1]
Exercise Price	$ 2.6	[1]
Expiration Date	Sep 23, 2018	[1]
Year Granted 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	6,000
Number Exercisable	6,000
Exercise Price	$ 2.6
Expiration Date	Sep 23, 2013
Year Granted 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	4,000
Number Exercisable	4,000
Exercise Price	$ 0.51
Expiration Date	Jun 30, 2015
Year Granted 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	6,000
Number Exercisable	6,000
Exercise Price	$ 0.85
Expiration Date	May 16, 2016
Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	1,965,000	[2]
Number Exercisable	1,007,500	[2]
Exercise Price	$ 1.7	[2]
Expiration Date	Dec 31, 2012	[2]
Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,000
Number Exercisable	2,000
Exercise Price	$ 1.7
Expiration Date	Apr 12, 2017

[1]	The 60,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 each on September 24, 2012 and 2013.
[2]	The 957,500 unvested One Year Options at June 30, 2012 granted in 2012vested on July 1, 2012.

STOCK OPTIONS AND WARRANTS - Summary providing information about stock options outstanding (Details 3) (Stock Options, USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Stock Options Outstanding	2,311,000
Exercise Price	$ 1.75
Weighted Average Remaining Contractual Term (in years)	1 year 3 months
Number of Shares, Exercisable	1,293,500
Weighted Average Exercise Price, Exercisable	$ 1.74
Dollar 0.50 To Dollar 1.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 0.5
Upper Range of Exercise Prices	$ 1
Number of Shares, Stock Options Outstanding	10,000
Exercise Price	$ 0.71
Weighted Average Remaining Contractual Term (in years)	3 years 6 months 29 days
Number of Shares, Exercisable	10,000
Weighted Average Exercise Price, Exercisable	$ 0.71
Dollar 1.01 To Dollar 2.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 1.01
Upper Range of Exercise Prices	$ 2
Number of Shares, Stock Options Outstanding	2,127,000
Exercise Price	$ 1.67
Weighted Average Remaining Contractual Term (in years)	9 months 29 days
Number of Shares, Exercisable	1,169,500
Weighted Average Exercise Price, Exercisable	$ 1.64
Dollar 2.00 To Dollar 3.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 2
Upper Range of Exercise Prices	$ 3
Number of Shares, Stock Options Outstanding	156,000
Exercise Price	$ 2.6
Weighted Average Remaining Contractual Term (in years)	6 years 2 months
Number of Shares, Exercisable	96,000
Weighted Average Exercise Price, Exercisable	$ 2.6
Dollar 4.00 To Dollar 5.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 4
Upper Range of Exercise Prices	$ 5
Number of Shares, Stock Options Outstanding	18,000
Exercise Price	$ 4.33
Weighted Average Remaining Contractual Term (in years)	5 months 1 day
Number of Shares, Exercisable	18,000
Weighted Average Exercise Price, Exercisable	$ 4.33

STOCK OPTIONS AND WARRANTS (Details Textuals) (2003 Stock Option Plan, Stock Options)	Dec. 30, 2009
2003 Stock Option Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	2,500,000

STOCK OPTIONS AND WARRANTS (Details Textuals 1) (USD $)	3 Months Ended		6 Months Ended		1 Months Ended		0 Months Ended			1 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Apr. 30, 2012 Stock Options	Jan. 31, 2012 Stock Options	Jan. 02, 2012 Stock Options Individuals	Jan. 02, 2012 Stock Options Officer	Jan. 02, 2012 Stock Options Independent Director directors	Jan. 31, 2012 Stock Options Independent Director individuals	Jun. 30, 2012 Stock Options Independent Director	Jan. 02, 2012 Stock Options Deputy Managing Director Of Subsidiary	Jan. 02, 2012 Stock Options Son of the Company's President	Jun. 30, 2012 Stock Options Son of the Company's President	Jan. 02, 2012 Stock Options Consultant	Jun. 30, 2012 Stock Options Consultant	Dec. 31, 2011 Stock Options Consultant	Dec. 31, 2010 Stock Options Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of individuals							13			2
Number of officers								3
Number of independent directors									3
Number of shares granted					21,000	1,994,000	1,994,000	1,049,000	150,000	21,000		750,000	5,000		10,000
Deputy Managing Director of Omagine LLC who is also a consultant to Omagine who also holds												160,000
Weighted Average Exercise Price, Granted											$ 1.7	$ 1.25
Consulting fees per month															$ 2,000
Consulting fees	$ 163,350	$ 13,458	$ 360,904	$ 49,400										$ 1,000		$ 12,000	$ 24,000	$ 20,000

STOCK OPTIONS AND WARRANTS (Details Textuals 2) (One Year Options, USD $)	1 Months Ended		0 Months Ended		1 Months Ended	6 Months Ended		0 Months Ended	1 Months Ended
	Apr. 30, 2012 Price	Jan. 31, 2012 Price	Jan. 02, 2012 Individuals	Jan. 02, 2012 Independent Director	Jan. 31, 2012 Independent Director individuals	Jun. 30, 2012 Independent Director	Apr. 09, 2012 Independent Director	Apr. 13, 2012 Officers and Directors	Jan. 31, 2012 Officers and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled					50,000
Number of options vested							50,000
Number of shares granted	21,000	1,994,000	1,994,000	150,000	21,000			11,000	11,000
Number of individuals			13		2
Percentage of stock options vested					50.00%	50.00%
Exercise price						$ 1.7
Estimated fair value	$ 27,302	$ 1,701,000
Share price	1.7	1.7
Expected term	9 months	1 year
Additional expected term	6 months	6 months
Expected volatility rate	161.00%	161.00%
Risk free interest rate	0.10%	0.10%
Additional risk free interest rate	0.04%	0.04%
Pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model

STOCK OPTIONS AND WARRANTS (Details Textuals 3) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Apr. 09, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Jun. 30, 2012 Stock Options	Dec. 31, 2008 Stock Options	Jun. 30, 2012 Stock Options Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost							$ 933,604
Compensation cost expected to be recognized		$ 343,781	$ 18,433	$ 608,854	$ 109,366		$ 880,538		$ 53,066
Unvested options granted	972,000					957,500		60,000
Unvested options vested each on September 24, 2012 and 2013	25,000								30,000
Unvested one year options two									957,500

STOCK OPTIONS AND WARRANTS (Details Textuals 4) (USD $)	6 Months Ended			1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Officers and Directors	Jun. 30, 2012 Warrants	Mar. 31, 2012 Rights Officers and Directors	Mar. 30, 2012 Rights Officers and Directors	Mar. 30, 2012 Rights Warrants Shareholders
Class of Warrant or Right [Line Items]
Total number of rights entitled shareholders to subscribe						3,181,837
Subscription price			5			1.25
Total number of shares subscribed in the rights offering						1,014,032
Proceeds from the Rights Offering concluded March 30,2012	$ 731,639			$ 1,267,540	$ 1,267,540
Value of shares issued for cash				731,639	731,639
Number of shares issued for cash				585,311	585,311
Proceeds from the rights offering satisfied through the reduction of debt					535,901
Number of shares issued for repayment of debt				428,721	428,721
Due to officers and directors		$ 506,750		$ 506,750

STOCK OPTIONS AND WARRANTS (Details Textuals 5) (Warrants, USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants granted	6,363,674
Number of warrants exercisable	3,181,837
Number of warrants exercisable one	3,181,837
Exercise price of warrants	5
Exercise price of warrants one	$ 10
Date of warrants expiry	Dec 31, 2013
California
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable	58,450
Number of warrants exercisable one	29,225
Number of warrants exercisable two	29,225
Exercise price of warrants one	$ 5
Exercise price of warrants two	$ 10

INCOME TAXES - Summary of deferred tax assets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 4,601,000	$ 4,455,000
State and city net operating loss carry forwards net of federal tax benefit	1,315,000	1,272,000
Deferred Tax Assets, Gross	5,916,000	5,727,000
Less: Valuation allowance	5,916,000	5,727,000
Total

INCOME TAXES (Details Textuals) (USD $)	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 13,146,000

COMMITMENTS - Summary of future minimum lease payments under non-cancelable operating leases (Details) (USD $)	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
2012	$ 46,340
2013	9,466
Total	$ 55,806

COMMITMENTS (Details Textuals) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 58,675	$ 83,208

COMMITMENTS (Details Textuals 1) (Employment Agreements, USD $)	12 Months Ended	6 Months Ended
	Dec. 31, 2010 President and Chief Executive Officer	Jun. 30, 2012 President	Jun. 30, 2012 Vice-President and Secretary	Jun. 30, 2012 Controller and Principal Accounting Officer
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Annual base salary	$ 125,000	$ 125,000	$ 100,000	$ 80,000
Accrued officer's compensation		$ 210,654	$ 74,162	$ 82,550

COMMITMENTS (Details Textuals 2) (Standby Equity Distribution Agreement, USD $)	1 Months Ended
Dec. 22, 2008
Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of the lowest daily volume weighted average price for a share considered as a base for fixing purchase price	95.00%
Number of trading days	5 days
Purchase Price	$ 5,000,000
Maximum limit for individual periodic sale of shares	$ 200,000

COMMITMENTS (Details Textuals 3) (Standby Equity Distribution Agreement, Restricted Stock, USD $)	0 Months Ended	1 Months Ended
	May 04, 2011	Jun. 30, 2011
Standby Equity Distribution Agreement | Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of restricted shares issued	176,471	67,745
Commitment fee	$ 150,000	$ 150,000
Commitment Amount	$ 5,000,000	$ 10,000,000

COMMITMENTS (Details Textuals 4) (Omagine Project)	Jun. 30, 2012 sqm
Omagine Project
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Project planned in area of land	1,000,000

COMMITMENTS (Details Textuals 5) (Omagine LLC Shareholder Agreement)	0 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended
	Jun. 09, 2011 New Investors USD ($)	Jun. 09, 2011 New Investors OMR	May 31, 2011 New Investors USD ($)	May 31, 2011 New Investors OMR	Jun. 09, 2011 Omagine LLC USD ($)	Jun. 09, 2011 Omagine LLC OMR	May 31, 2011 Omagine LLC USD ($)	May 31, 2011 Omagine LLC OMR
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions			$ 156,000	60,000			$ 19,500	7,500
Additional Capital contributions	$ 69,233,125	26,628,125			$ 546,000	210,000
Percentage of share ownership							40.00%	40.00%

RELATED PARTY TRANSACTIONS (Details Textuals) (Officers and Directors, USD $)	Jun. 30, 2012	Jun. 30, 2011
Officers and Directors
Related Party Transaction [Line Items]
Due to officers	$ 0	$ 15,700